Loans Payable (Tables)	12 Months Ended
Dec. 31, 2017
Borrowings [abstract]
Schedule of loans payable

	December 31, 2017	December 31, 2016
Loans Payable(1)	$3,000	$—

(1)	This $US loan bears interest at 1.8% per annum.